Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 29, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.09%	12.15%	12.17%
Dow Jones Brookfield Global Infrastructure Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.10%	7.97%	7.75%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.18%	3.73%	4.80%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.19%	4.15%	4.58%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.89%	5.91%	6.20%
Performance Inception Date	Jun. 24, 2008
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.53%	6.37%	6.03%
Performance Inception Date	Jun. 24, 2008
Class R6 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.76%	7.47%	7.16%
Performance Inception Date	Aug. 25, 2014
INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.66%	7.44%	7.10%
Performance Inception Date	Jun. 24, 2008
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.56%	7.33%	7.01%
Performance Inception Date	Jun. 24, 2008